Business Combinations (Tables)	6 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Schedule of consolidated financial statements acquisition date
In USD

Purchase consideration	31,369

Net assets acquired, excluding intangible assets and the related deferred tax liabilities	-
Intangible assets, net	-
Deferred tax liabilities	-
Noncontrolling interests	-
Goodwill	31,369
31,369